Loss per share	12 Months Ended
Dec. 31, 2022
Net loss per share attributable to ordinary shareholders of Smart Share Global Limited
Loss per share

14. Loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 Earnings per share for the years ended December 31, 2020, 2021 and 2022 as below:

	Year Ended
	December 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net income/(loss)	75,427	(124,615)	(711,240)
Less: Accretion on convertible redeemable preferred shares to redemption value	(3,206,324)	(4,729,719)	—
Less: deemed dividend to the shareholders	—	(104,036)	—
Net loss attributable to ordinary shareholders - basic and diluted	(3,130,897)	(4,958,370)	(711,240)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	54,506,733	406,567,584	518,307,406
Net loss per share - basic and diluted	(57.44)	(12.20)	(1.37)

For the year ended December 31, 2020, the effects of all outstanding Preferred Shares, restricted shares and RSUs have been excluded from the computation of diluted loss per share as their effects would be antidilutive. For the years ended December 31, 2021 and 2022, the effects of all outstanding RSUs and share options have been excluded from the computation of diluted loss per share as their effects would be antidilutive.

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	Year Ended December 31,
	2020	2021	2022
Shares issuable upon vesting of RSUs	12,973,563	10,723,068	490,148
Shares issuable upon vesting of share options	—	2,821,137	—
Shares issuable upon conversion of the Preferred Shares	305,355,746	—	—
Restricted shares that become outstanding upon vesting	28,022,113	—	—
Warrant to purchase of Preferred Shares	—	—	—
Total	346,351,422	13,544,205	490,148